FILED PURSUANT TO RULE 497(e)
                                                       FILE NO. 33-45315


P R O S P E C T U S                                                  May 1, 1997

          Mentor Institutional U.S. Government Money Market Portfolio

     The Mentor Institutional U.S. Government Money Market Portfolio is a "money market" fund, seeking as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolio's investment adviser, believes is consistent with preservation of capital and maintenance of liquidity, through investments exclusively in U.S. Government securities and repurchase agreements with respect to U.S. Government securities. The Portfolio is a diversified investment portfolio of Mentor Funds. An investment in shares of the Portfolio is designed for institutional and high net-worth individual investors.

     AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MAY 1, 1997 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.

                            ------------------------

                            Mentor Distributors, LLC
                                  Distributor

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
           EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
          HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases          None
Maximum Sales Load Imposed on Reinvested
  Dividends                                      None
Deferred Sales Load                              None
Redemption Fees                                  None
Exchange Fee                                     None
ANNUAL PORTFOLIO OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees                                 0.22%
12b-1 Fees                                      0.00%
Other Expenses                                  0.11%
                                                -----
Total Portfolio Operating Expenses              0.33%

EXAMPLE

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                  1 year         $ 4       3 years         $11

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

                       INVESTMENT OBJECTIVE AND POLICIES

     THE MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK AS HIGH A RATE OF CURRENT INCOME AS MENTOR INVESTMENT ADVISORS, LLC ("MENTOR ADVISORS") BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. The Portfolio invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

     Certain of the foregoing obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Portfolio does not guarantee the net asset value of the Portfolio's shares, which the Portfolio seeks to maintain at $1.00 per share.

     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio.

     The Portfolio will not invest more than 10% of its assets in illiquid investments, including (1) securities which are not readily marketable, (ii) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (iii) repurchase agreements maturing in more than seven days.

     The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Although the Portfolio's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

     REPURCHASE AGREEMENTS; SECURITIES LOANS. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.

MANAGEMENT

     The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $10 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.

     Subject to the general oversight of the Trustees of the Trust, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

     Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

HOW THE PORTFOLIO VALUES ITS SHARES

     The Portfolio values its shares twice each day, once at 2:00 p.m. and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

PURCHASE OF SHARES

     The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

     Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

     An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to Mentor Distributors or the Trust. Investors will be required to make minimum initial investments of $500,000, except that investments made in connection with broker "sweep" arrangements may be made only in respect of accounts that maintain a balance of $2,000,000 or more. Minimum subsequent investments may be made at any time for amounts of $25,000 or more. Investments made through advisory accounts maintained with certain investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. Contact Mentor Distributors for information. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued at fair market value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Funds at 1-800-382-0016.

     Mentor Distributors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to financial consultants and other financial institutions whose clients include Portfolio shareholders. Such payments will be made annually at a rate of up to 0.05% of the Portfolio's average daily net assets atttibutable to each such Portfolio shareholder. Mentor Distributors, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may also provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     In all cases Mentor Advisors or Mentor Distributors reserves the right to reject any particular investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form to Mentor Funds c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

          (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

          (2) the request is signed by each registered owner exactly as the shares are registered; and

          (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 10 days after the purchase date.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

HOW DISTRIBUTIONS ARE MADE

     The Portfolio determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

     The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio are accepted at or before 2:00 p.m. on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 2:00 p.m. will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding calendar month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax.

GENERAL

     Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers only one class of shares.

     Each share has one vote, with fractional shares voting proportionally. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     INVESTORS FIDUCIARY TRUST COMPANY, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

PERFORMANCE INFORMATION

     The Portfolio's yield may from time to time be included in advertisements about the Portfolio. "Yield" represents an annualization of the change in value of a shareholder account (excluding any capital changes) for a specific seven-day period. "Effective Yield" compound's the Portfolio's yield for a year and is, for that reason, greater than the Portfolio's yield.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

     ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.

                                  MENTOR FUNDS
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 382-0016

                         1997 MENTOR DISTRIBUTORS, LLC

                                  MENTOR FUNDS
                                U.S. GOVERNMENT
                      INSTITUTIONAL MONEY MARKET PORTFOLIO

                                ----------------
                                   PROSPECTUS
                                ----------------

                                  May 1, 1997

                                     [LOGO]


Institutional U.S. Government
Money Market Portfolio
Account Information Form                                                  [LOGO]
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REGISTRATION (please print or type)

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Name (Agency or Charter Name)

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Attn:

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Street Address
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City                                                      State         Zip Code

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Tax Identification No. (must be provided to avoid penalties or fines)

(       )
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Phone Number
 DEALER INFORMATION  (FOR DEALER USE ONLY)

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-----------------------------   ------------  / --------------------------------
 Dealer's Name                  Dealer Number / Branch Number

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

--------------------------------------       -----------------------------------
 Representative's Name                       Rep. No.

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
                                Amount
                                       -----------------------------------------

 Broker/Dealer Account No.
                           -----------------------------------------------------

 Minimum Initial Investment: $500,000.

Under penalties of perjury, the undersigned hereby certify (1) that the Taxpayer
I.D. Number above is correct and (2) that the account owner is not subject to backup withholding because (a) the undersigned have not been notified of being subject to backup withholding as a result of failure to report all interest or dividends, or (b) the I.R.S. has provided notification that the account owner is no longer subject to backup withholding. [Cross out (2) if it is not correct.]
--------------------------------------------------------------------------------
DIVIDENDS: WILL BE REINVESTED UNLESS CHECKED FOR CASH PAYMENT.
[ ] CASH PAYMENT
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WIRE REDEMPTIONS  [ ] Yes  [ ] No
The undersigned hereby authorize Mentor Funds to honor telephone or other instructions from any person for the redemption of shares from our Fund account.
The funds will only be wire transferred to the bank account specified below.
__________________________________________ _____________________________________
                           Name of Bank             Bank Account Number
________________________________________________________________________________

Address of Bank                      City          State               Zip Code
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AUTHORIZED SIGNERS
PLEASE TYPE OR PRINT NAMES AND TITLES OF AUTHORIZED SIGNERS. Persons signing as representatives for the account warrant as individuals that all signatures hereon are genuine and that the persons indicated hereon are authorized to sign.

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
A.     NAME:  --------------------------------------------------

      TITLE:
              --------------------------------------------------

B.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

C.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

D.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

SIGNATURE SAMPLES-SIGN IN BOXES BELOW EXACTLY AS NAMES APPEAR IN THE LIST TO THE LEFT with blue or black ballpoint. Note especially first name and middle initial.
PLEASE READ CERTIFICATION BELOW.

 A.

 B.

 C.

 D.
CERTIFICATION
The signers certify that they have the power and authority to establish this account and to select the redemption privileges requested. The signers release the Fund and its agents and representatives from all liability and agree to indemnify the same from any and all losses, damages, or costs for acting in good faith in accordance with the privileges selected. The signers certify that the Fund's current prospectus has been received and that the authorizations hereon shall continue until the Fund receives written notice of a modification signed by all appropriate parties. This account is subject to the terms of the Fund's prospectus, as amended from time to time and the terms on the reverse side, and subject to acceptance by the Fund and to the laws of the State of Illinois. All terms shall be binding upon the successors, representatives and assigns of the signers.

            PLEASE COMPLETE INCUMBENT'S CERTIFICATE ON REVERSE SIDE.

INCUMBENT'S CERTIFICATE

      The undersigned is Secretary or Clerk of ________________ and hereby
                                               (Name of Entity)
certifies that __________________________ was duly elected/appointed
               (Name of Finance Official)
_____________________ effective _____________________ and is duly authorized by
(Title of Office)                      (Date)
_____________________ to act on its behalf in connection with the establishment,
 (Name of Entity)
purchase, redemption, or other transactions with respect to shares of Mentor Institutional U.S. Government Money Market Portfolio (the Fund), and that ___________________________________ will notify in writing Mentor Funds or your
      (Name of Entity)
your investment dealer if there is any change to the above.

      In witness whereof, the undersigned has executed this Certificate this ___ day of _______________________________________ , 19 ______ .

                    SEAL             -------------------------------------------
                                     Secretary or Clerk*

                                     -------------------------------------------
                                     Signature of Finance Official

                                     *If Finance Official is also Secretary or Clerk, a separate witnessing signature is required.

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EXPEDITED PROCEDURES (ALSO SEE PURCHASE AND REDEMPTION SECTIONS IN PROSPECTUS.)

WIRE TRANSFER INVESTMENTS - Call your investment dealer to obtain your Fund account number (only needed for your initial purchase of Fund shares by wire.)

Then have your bank wire transfer funds to:            Be sure the wire instructions include your Fund account number
State Street Bank & Trust Company                      and the name(s) on your Fund account.
Boston, MA
(ABA Routing No. 0110-0002-8)
Attention Mutual Funds Division
Account 9902-181-8 Mentor Funds

EXPEDITED WIRE REDEMPTIONS - call your investment dealer to have funds wired to your specified bank account number.

--------------------------------------------------------------------------------

P R O S P E C T U S                                                  May 1, 1997

                  Mentor Institutional Money Market Portfolio

     The Mentor Institutional Money Market Portfolio is a "money market" fund, seeking as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolio's investment adviser, believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio is a diversified investment portfolio of Mentor Funds. An investment in shares of the Portfolio is designed for institutional and high net-worth individual investors.

     AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE MAY 1, 1997 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL MENTOR DISTRIBUTORS AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.

                            ------------------------

                            Mentor Distributors, LLC
                                  Distributor

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
           EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
          HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases                       None
Maximum Sales Load Imposed on Reinvested Dividends            None
Deferred Sales Load                                           None
Redemption Fees                                               None
Exchange Fee                                                  None

ANNUAL PORTFOLIO OPERATING EXPENSES:
  (as a percentage of average net assets)
Management Fees                                              0.22%
12b-1 Fees                                                   0.00%
Other Expenses                                               0.11%
                                                             -----
Total Portfolio Operating Expenses                           0.33%


EXAMPLE

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                  1 year         $ 4       3 years         $11

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

                       INVESTMENT OBJECTIVE AND POLICIES

     THE MENTOR INSTITUTIONAL MONEY MARKET PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK AS HIGH A RATE OF CURRENT INCOME AS MENTOR INVESTMENT ADVISORS, LLC ("MENTOR ADVISORS") BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

     The Portfolio will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

           o U.S. GOVERNMENT SECURITIES: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

           o BANKER'S ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

           o PRIME COMMERCIAL PAPER: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

           o OTHER SHORT-TERM OBLIGATIONS: high-quality, short-term obligations of corporate issuers.

           o REPURCHASE AGREEMENTS: with respect to U.S. Government or agency securities.

     The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees of the Trust believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio.

     The Portfolio will not invest more than 10% of its assets in illiquid investments, including (1) securities which are not readily marketable, (ii) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (iii) repurchase agreements maturing in more than seven days.

     The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Although the Portfolio's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

     CONCENTRATION. The Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the value of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     REPURCHASE AGREEMENTS; SECURITIES LOANS. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                            ------------------------

     Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.

MANAGEMENT

     The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on net assets of the Portfolio): 0.22% of the first $500 million of the

Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $10 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.

     Subject to the general oversight of the Trustees of the Trust, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

     Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

HOW THE PORTFOLIO VALUES ITS SHARES

     The Portfolio values its shares twice each day, once at 2:00 p.m. and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

PURCHASE OF SHARES

     The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

     Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

     An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to Mentor Distributors or the Trust. Investors will be required to make minimum initial investments of $500,000, except that investments made in connection with broker "sweep" arrangements may be made only by investors who maintain an account balance of $2,000,000 or more. Minimum subsequent investments may be made in amounts of $25,000 or more. Investments made through advisory accounts maintained with certain investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. Contact Mentor Distributors for information. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued at fair market value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-382-0016.

     Mentor Distributors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to financial consultants and other financial institutions whose clients include Portfolio shareholders. Such payments will be made annually at a rate of up to 0.05% of the Portfolio's average daily net assets attributable to each such Portfolio shareholder. Mentor Distributors, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may also provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     In all cases Mentor Advisors or Mentor Distributors reserves the right to reject any particular investment.

REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to Mentor Funds c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

          (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

          (2) the request is signed by each registered owner exactly as the shares are registered; and

          (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 10 days after the purchase date.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

HOW DISTRIBUTIONS ARE MADE

     The Portfolio determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

     The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio are accepted at or before 2:00 p.m. on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 2:00 p.m. will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding calendar month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax.

GENERAL

     Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers only one class of shares.

     Each share has one vote, with fractional shares voting proportionally. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

PERFORMANCE INFORMATION

     The Portfolio's yield may from time to time be included in advertisements about the Portfolio. "Yield" represents an annualization of the change in value of a shareholder account excluding any capital changes) for a specific seven-day period. "Effective yield" compound's the Portfolio's yield for a year and is, for that reason, greater than the Portfolio's yield.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, and the Portfolio's operating expenses. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

     ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.

                                  MENTOR FUNDS
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 382-0016

                         1997 MENTOR DISTRIBUTORS, LLC

                                  MENTOR FUNDS
                      INSTITUTIONAL MONEY MARKET PORTFOLIO

                                ----------------
                                   PROSPECTUS
                                ----------------

                                  May 1, 1997

                                     [LOGO]

Institutional Money Market Portfolio
Account Information Form                                                 [LOGO]
--------------------------------------------------------------------------------

REGISTRATION (please print or type)

--------------------------------------------------------------------------------
Name (Agency or Charter Name)

--------------------------------------------------------------------------------
Attn:

--------------------------------------------------------------------------------
Street Address
--------------------------------------------------------------------------------
City                                                      State         Zip Code

--------------------------------------------------------------------------------
Tax Identification No. (must be provided to avoid penalties or fines)

(       )
-------------------------------------------------------------
Phone Number
 DEALER INFORMATION  (FOR DEALER USE ONLY)


---------------------------     ------------- / -------------
 Dealer's Name                  Dealer Number / Branch Number

----------------------------------           ----------------
 Representative's Name                       Rep. No.


                                Amount
                                       ----------------------
 Broker/Dealer Account No.
                           ----------------------------------

 Minimum Initial Investment: $500,000.

Under penalties of perjury, the undersigned hereby certify (1) that the Taxpayer I.D. Number above is correct and (2) that the account owner is not subject to backup withholding because (a) the undersigned have not been notified of being subject to backup withholding as a result of failure to report all interest or dividends, or (b) the I.R.S. has provided notification that the account owner is no longer subject to backup withholding. [Cross out (2) if it is not correct.]
--------------------------------------------------------------------------------
DIVIDENDS: WILL BE REINVESTED UNLESS CHECKED FOR CASH PAYMENT.

[ ] CASH PAYMENT
--------------------------------------------------------------------------------
WIRE REDEMPTIONS   [ ] Yes  [ ] No
The undersigned hereby authorizes Mentor Funds to honor telephone or other instructions from any person for the redemption of shares from our Fund account. The funds will only be wire transferred to the bank account specified below.
__________________________________________ _____________________________________
                           Name of Bank             Bank Account Number
________________________________________________________________________________

Address of Bank                      City          State               Zip Code
--------------------------------------------------------------------------------

AUTHORIZED SIGNERS
PLEASE TYPE OR PRINT NAMES AND TITLES OF AUTHORIZED SIGNERS. Persons signing as representatives for the account warrant as individuals that all signatures hereon are genuine and that the persons indicated hereon are authorized to sign.

A.     NAME:  --------------------------------------------------

      TITLE:
              --------------------------------------------------

B.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

C.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

D.     NAME:
              --------------------------------------------------

      TITLE:
              --------------------------------------------------

SIGNATURE SAMPLES-SIGN IN BOXES BELOW EXACTLY AS NAMES APPEAR IN THE LIST TO THE LEFT with blue or black ballpoint. Note especially first name and middle initial.
PLEASE READ CERTIFICATION BELOW.

 A.

 B.

 C.

 D.
CERTIFICATION
The signers certify that they have the power and authority to establish this account and to select the redemption privileges requested. The signers release the Fund and its agents and representatives from all liability and agree to indemnify the same from any and all losses, damages, or costs for acting in good faith in accordance with the privileges selected. The signers certify that the Fund's current prospectus has been received and that the authorizations hereon shall continue until the Fund receives written notice of a modification signed by all appropriate parties. This account is subject to the terms of the Fund's prospectus, as amended from time to time and the terms on the reverse side, and subject to acceptance by the Fund and to the laws of the State of Illinois. All terms shall be binding upon the successors, representatives and assigns of the signers.

            PLEASE COMPLETE INCUMBENT'S CERTIFICATE ON REVERSE SIDE.


INCUMBENT'S CERTIFICATE
      The undersigned is Secretary or Clerk of ________________ and hereby certifies that
                                               (Name of Entity)
__________________________ was duly elected/appointed _________________ effective
(Name of Finance Official)                            (Title of Office)
______________________ and is duly authorized by ________________ to act on
      (Date)                                     (Name of Entity)
its behalf in connection with the establishment, purchase, redemption, or other transactions with respect to shares of Mentor Institutional Money Market
Portfolio, and that ________________ will notify in writing Mentor Funds or your
                    (Name of Entity)
investment dealer if there is any change to the above.

      In witness whereof, the undersigned has executed this Certificate this ___ day of _______________________________________ , 19 ______ .

                                     -------------------------------------------
                    SEAL             Secretary or Clerk*


                                     -------------------------------------------
                                     Signature of Finance Official
                                     *If Finance Official is also Secretary or Clerk, a separate witnessing signature is required.

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EXPEDITED PROCEDURES (ALSO SEE PURCHASE AND REDEMPTION SECTIONS IN PROSPECTUS.)

WIRE TRANSFER INVESTMENTS - Call your investment dealer to obtain your Fund account number (only needed for your initial purchase of Fund shares by wire.)

Then have your bank wire transfer funds to:            Be sure the wire instructions include your Fund account number
State Street Bank & Trust Company                      and the name(s) on your Fund account.
Boston, MA
(ABA Routing No. 0110-0002-8)
Attention Mutual Funds Division
Account 9902-181-8 Mentor Funds

EXPEDITED WIRE REDEMPTIONS - call your investment dealer to have funds wired to your specified bank account number.

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